Merger and Reverse Recapitalization - Common Shares issued (Details)	3 Months Ended
Mar. 31, 2023 shares
Business Acquisition
Number of shares issued	47,594,950
Ownership %	100.00%
DHHC public shareholders - Class A1
Business Acquisition
Number of shares issued	4,331,606
Ownership %	9.10%
DHHC sponsor shareholders - Class A
Business Acquisition
Number of shares issued	4,160,931
Ownership %	8.70%
GSH existing shareholders - Class B
Business Acquisition
Number of shares issued	36,973,877
Ownership %	77.70%
GSH existing shareholders - Class A
Business Acquisition
Number of shares issued	373,473
Ownership %	0.80%
PIPE Investor - Class A
Business Acquisition
Number of shares issued	589,375
Ownership %	1.20%
Convertible Note Investors
Business Acquisition
Number of shares issued	744,588
Ownership %	1.60%
Lock-up Investors
Business Acquisition
Number of shares issued	421,100
Ownership %	0.90%